Stockholders' Equity - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Shares Available for Grant	375,546	2,009,978	1,927,978
Options granted, Shares Available for Grant		(3,609,610)	(1,393,713)
Options exercised, Shares Available for Grant		0	0
Options expired, Shares Available for Grant		1,975,178	1,475,713
Ending Balance, Shares Available for Grant		375,546	2,009,978	1,927,978
Beginning Balance, Outstanding Stock Options	10,056,990	8,473,849	8,558,849
Options granted, Outstanding Stock Options		3,609,610	1,393,713
Options exercised, Outstanding Stock Options		(51,291)	(3,000)
Options expired, Outstanding Stock Options		(1,975,178)	(1,475,713)
Ending Balance, Outstanding Stock Options		10,056,990	8,473,849	8,558,849
Options vested and exercisable, Outstanding Stock Options		9,327,678
Options vested and expected to vest, Outstanding Stock Options		10,056,990
Beginning Balance, Weighted- Average Exercise Price Per Share	$ 1.49	$ 0.75	$ 0.48
Options granted, Weighted- Average Exercise Price Per Share		2.43	1.73
Options exercised, Weighted- Average Exercise Price Per Share		0.28	0.03
Options expired, Weighted- Average Exercise Price Per Share		0.28	0.1
Ending balance, Weighted- Average Exercise Price Per Share		1.49	$ 0.75	$ 0.48
Options vested and exercisable, Weighted- Average Exercise Price Per Share		1.46
Options vested and expected to vest, Weighted- Average Exercise Price Per Share		$ 1.49
Weighted- Average Remaining Contractual Life (Years)		6 years 6 months 10 days	4 years 6 months 7 days	3 years 9 months 25 days
Options vested and exercisable, Weighted- Average Remaining Contractual Life (Years)		6 years 4 months 6 days
Options vested and expected to vest, Weighted- Average Remaining Contractual Life (Years)		6 years 6 months 10 days
Beginning Balance, Average Intrinsic Value	$ 10,995	$ 14,068	$ 11,137
Options exercised, Average Intrinsic Value		28	1
Ending Balance, Average Intrinsic Value		10,995	$ 14,068	$ 11,137
Options vested and exercisable, Average Intrinsic Value		10,401
Options vested and expected to vest, Average Intrinsic Value		$ 10,995
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Shares Available for Grant	5,749,559	1,321,017	1,124,473
Options granted, Shares Available for Authorized		9,099,380
Options granted, Shares Available for Grant		(4,707,235)	0
Options exercised, Shares Available for Grant		0	0
Options expired, Shares Available for Grant		36,397	196,544
Ending Balance, Shares Available for Grant		5,749,559	1,321,017	1,124,473
Beginning Balance, Outstanding Stock Options	10,372,865	5,731,145	6,000,484
Options granted, Outstanding Stock Options	3,875,000	4,707,235	0
Options exercised, Outstanding Stock Options		(29,118)	(72,795)
Options expired, Outstanding Stock Options		(36,397)	(196,544)
Ending Balance, Outstanding Stock Options	14,216,000	10,372,865	5,731,145	6,000,484
Options vested and exercisable, Outstanding Stock Options		6,348,921
Options vested and expected to vest, Outstanding Stock Options		10,372,865
Beginning Balance, Weighted- Average Exercise Price Per Share	$ 0.85	$ 0.09	$ 0.1
Options granted, Weighted- Average Exercise Price Per Share	$ 2.62	1.77	0
Options exercised, Weighted- Average Exercise Price Per Share		0.05	0.05
Options expired, Weighted- Average Exercise Price Per Share		0.21	0.35
Ending balance, Weighted- Average Exercise Price Per Share		0.85	$ 0.09	$ 0.1
Options vested and exercisable, Weighted- Average Exercise Price Per Share		0.28
Options vested and expected to vest, Weighted- Average Exercise Price Per Share		$ 0.85
Weighted- Average Remaining Contractual Life (Years)		5 years 10 months 9 days	4 years 10 months 24 days
Options vested and exercisable, Weighted- Average Remaining Contractual Life (Years)		3 years 6 months 21 days
Options vested and expected to vest, Weighted- Average Remaining Contractual Life (Years)		5 years 10 months 9 days	3 years 9 months 14 days
Beginning Balance, Average Intrinsic Value	$ 16,208	$ 9,654	$ 2,104
Options exercised, Average Intrinsic Value		54	29
Ending Balance, Average Intrinsic Value		16,208	$ 9,654	$ 2,104
Options vested and exercisable, Average Intrinsic Value		13,542
Options vested and expected to vest, Average Intrinsic Value		$ 16,208